Income Taxes - Reconciliation of Changes in Unrecognized Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of period	$ 350	$ 513	$ 487
Additions for tax positions taken in prior years	32	141	35
Additions for tax positions taken in the current year	6	3	3
Exam resolutions	(131)	(302)	(8)
Statute expirations	(1)	(5)	(4)
Balance at end of period	$ 256	$ 350	$ 513